UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06660

Name of Fund: BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.0%
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	$3,000	$2,646,600
University of Alabama, RB, Series A (NPFGC), 5.00%, 7/01/34	7,125	7,405,654
		10,052,254
Alaska — 1.5%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	600	622,014
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,400	1,576,484
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/32	4,425	5,214,155
		7,412,653
Arizona — 0.8%
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/35	1,600	1,686,608
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,850	2,098,547
5.25%, 10/01/28	250	286,233
		4,071,388
California — 15.6%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/25 (a)	4,150	4,078,371
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC) (b):
5.18%, 8/01/37	3,250	809,673
4.87%, 8/01/38	7,405	1,734,843
California Health Facilities Financing Authority, Refunding RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	775	849,811
Sutter Health, Series B, 5.88%, 8/15/31	1,500	1,776,780
California State University, RB, Systemwide, Series A (NPFGC), 5.00%, 11/01/35	1,680	1,749,031
Carlsbad Unified School District, GO, Election of 2006, Series B, 6.00%, 5/01/34 (a)	5,000	3,727,900
City of San Jose California, RB, Series A-1, AMT, 5.75%, 3/01/34	1,150	1,270,612
City of San Jose California, Refunding RB, Series A, AMT (AMBAC), 5.50%, 3/01/32	5,100	5,398,044

Municipal Bonds	Par (000)	Value
California (continued)
Coast Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/31 (a)	$2,800	$2,756,992
El Monte Union High School District California, GO, Election of 2002, Series C (AGM), 5.25%, 6/01/28	6,110	6,941,876
Grossmont-Cuyamaca Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGC), 5.80%, 8/01/30 (b)	10,030	4,073,885
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.00%, 8/01/34 (a)	4,125	2,745,435
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	770	842,234
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC):
5.00%, 10/01/29	3,465	3,666,351
5.00%, 10/01/36	2,035	2,144,605
Mount Diablo Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/27	525	547,974
Orange County Sanitation District, COP, Series B (AGM):
5.00%, 2/01/30	3,500	3,875,900
5.00%, 2/01/31	1,200	1,322,376
Poway Unified School District, GO, CAB, School Facilities Improvement, Election of 2007-1, 6.27%, 8/01/36 (b)	5,000	1,418,100
San Bernardino Community College District California, GO, CAB, Election of 2008, Series B, 6.42%, 8/01/34 (a)	10,000	7,570,600
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/38	3,000	3,231,300
San Diego Unified School District California, GO, CAB, Election of 2008, Series C, 6.84%, 7/01/38 (b)	2,200	571,252
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	900	1,080,738
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/29	2,825	3,041,593
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	900	999,090
5.00%, 8/01/38	760	833,431
State of California, GO:
5.13%, 6/01/27	30	30,069
5.50%, 4/01/28	5	5,337

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Tamalpais Union High School District California, GO, Election of 2001 (AGM), 5.00%, 8/01/13 (c)	$1,950	$2,087,768
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/30	1,825	2,017,665
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 6.55%, 8/01/36 (b)	15,000	4,234,050
		77,433,686
Colorado — 1.4%
Colorado Health Facilities Authority, RB, Covenant Retirement Communities, Series A (Radian), 5.50%, 12/01/27	1,600	1,617,024
E-470 Public Highway Authority Colorado, Refunding RB, CAB, Series B (NPFGC), 5.63%, 9/01/29 (b)	9,000	3,188,160
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	1,885	2,122,510
		6,927,694
Florida — 11.3%
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	6,750	7,173,562
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	1,280	1,421,376
5.38%, 10/01/32	1,700	1,836,204
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B, 6.38%, 7/01/28	3,300	4,003,956
County of Miami-Dade Florida, RB:
Series A, 5.50%, 10/01/36	6,490	7,194,749
Water and Sewer System (AGM), 5.00%, 10/01/39	4,000	4,354,480
County of Miami-Dade Florida, Refunding RB, AMT (AGC), 5.00%, 10/01/40	8,200	8,402,540
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	1,395	1,588,403
5.38%, 10/01/29	1,900	2,163,188
Florida State Department of Environmental Protection, RB, Series B (NPFGC), 5.00%, 7/01/27	1,350	1,508,450
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/36 (d)	1,250	1,430,200
Hillsborough County Aviation Authority Florida, RB, Series A, AMT (AGC), 5.38%, 10/01/33	2,700	2,877,795

Municipal Bonds	Par (000)	Value
Florida (concluded)
Orange County School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	$3,550	$3,952,889
(NPFGC), 5.00%, 8/01/31	5,000	5,299,100
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	375	401,093
South Florida Water Management District, COP:
(AGC), 5.00%, 10/01/22	700	782,103
(AMBAC), 5.00%, 10/01/36	1,500	1,580,175
		55,970,263
Georgia — 0.9%
Burke County Development Authority, RB, Oglethorpe Power, Vogtle Project, Series C, 5.70%, 1/01/43	3,150	3,390,345
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	1,125	1,230,075
		4,620,420
Illinois — 20.2%
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT:
(AGM), 5.75%, 1/01/23	3,400	3,598,254
(AGM), 5.75%, 1/01/24	4,000	4,220,920
(Syncora), 6.00%, 1/01/29	3,300	3,515,391
City of Chicago Illinois, Board of Education, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,000	2,437,300
City of Chicago Illinois, Board of Education, GO, Series A, 5.50%, 12/01/39	3,180	3,603,194
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC), 5.19%, 1/01/31 (b)	13,000	5,193,240
City of Chicago Illinois, Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	750	827,400
City of Chicago Illinois, RB, Series A:
(AGC), 5.00%, 1/01/38	4,000	4,202,320
O’Hare International Airport, General, Third Lien, 5.75%, 1/01/39	5,500	6,277,700
Waterworks Revenue, Second Lien (AMBAC), 5.00%, 11/01/36	1,500	1,551,750
City of Chicago Illinois, Refunding ARB, General, Third Lien, Series A-2, AMT (AGM), 5.75%, 1/01/21	2,665	2,835,853
City of Chicago Illinois, Refunding GARB, Third Lien, Series A, AMT (NPFGC):
5.75%, 1/01/21	5,500	5,516,775
5.38%, 1/01/32	5,000	5,006,300

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	$840	$939,120
County of Cook Illinois, GO, Capital Improvement, Series C (AMBAC), 5.50%, 11/15/12 (c)	5,080	5,291,684
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	850	915,246
Illinois HDA, RB, Housing Bonds, Liberty Arms Senior Apartments, Series D, AMT (AMBAC), 4.88%, 7/01/47	2,800	2,774,212
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	26,525	29,053,098
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC), 5.82%, 6/15/30 (b)	15,000	6,400,200
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 6.25%, 6/15/44 (b)	4,625	798,552
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	900	1,009,188
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	3,200	4,084,416
		100,052,113
Indiana — 1.5%
Indiana Finance Authority, RB, Wastewater Utility, First Lien, CWA Authority, Series A, 5.25%, 10/01/38	1,400	1,565,284
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	1,150	1,216,079
Series B, 5.75%, 1/01/34	550	588,153
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	1,300	1,468,051
(AGC), 5.25%, 1/01/29	2,350	2,657,615
		7,495,182
Iowa — 3.5%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	7,700	8,491,483
Iowa Student Loan Liquidity Corp., RB, Senior, Series A-2, AMT:
5.60%, 12/01/26	2,360	2,527,466
5.70%, 12/01/27	2,360	2,507,642
5.80%, 12/01/29	1,595	1,685,420
5.85%, 12/01/30	2,150	2,266,508
		17,478,519

Municipal Bonds	Par (000)	Value
Louisiana — 0.8%
Jefferson Parish Hospital Service District No. 1, Refunding RB, Jefferson Medical Center, Series A, 6.00%, 1/01/39	$900	$1,001,016
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,800	2,125,476
Parish of Saint John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	1,000	1,013,850
		4,140,342
Massachusetts — 2.7%
Massachusetts HFA, RB, AMT:
Rental Mortgage, Series C (AGM), 5.60%, 1/01/45	4,000	4,012,880
S/F, Series 124, 5.00%, 12/01/31	2,770	2,816,148
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	3,000	3,069,600
5.35%, 12/01/42	1,525	1,603,004
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	1,800	1,971,720
		13,473,352
Michigan — 10.7%
City of Detroit Michigan, Refunding RB:
Second Lien, Series E (BHAC), 5.75%, 7/01/31	8,300	9,446,479
Series D (NPFGC), 5.00%, 7/01/28	3,500	3,603,145
Series D (NPFGC), 5.00%, 7/01/33	1,000	1,021,800
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	575	623,559
Lansing Board of Water & Light Utilities System, RB, Series A, 5.50%, 7/01/41	2,500	2,902,450
Michigan Higher Education Student Loan Authority, Refunding RB, Student Loan, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	2,140	2,159,239
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	1,200	1,354,740
Series I-A, 5.38%, 10/15/41	1,000	1,125,490
Series II-A (AGM), 5.25%, 10/15/36	4,270	4,790,513
Michigan State Finance Authority, Refunding RB, Trinity Health, 5.00%, 12/01/39	8,100	8,590,374
Michigan State HDA, RB, Series C, AMT, 5.50%, 12/01/28	1,455	1,527,226

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, AMT (Syncora):
Series A, 5.50%, 6/01/30	$1,700	$1,728,883
Series C, 5.45%, 12/15/32	5,800	5,842,340
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	3,510	4,340,536
State of Michigan, RB, GAN (AGM), 5.25%, 9/15/26	3,350	3,754,110
		52,810,884
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Series B (AGC), 6.50%, 11/15/38	2,700	3,187,296
Nevada — 3.2%
City of Carson City Nevada, RB, Carson- Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	2,900	2,981,983
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,150	1,341,877
County of Clark Nevada, RB, Subordinate Lien, Series A-2 (NPFGC):
5.00%, 7/01/30	2,000	2,074,520
5.00%, 7/01/36	9,350	9,595,531
		15,993,911
New Jersey — 4.9%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/31	1,285	1,331,980
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	12,375	13,276,519
New Jersey Higher Education Student Assistance Authority, RB, Series 1, AMT:
5.50%, 12/01/25	800	883,096
5.75%, 12/01/27	375	414,780
5.75%, 12/01/28	400	441,692
5.88%, 12/01/33	1,980	2,187,642
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (NPFGC), 5.75%, 6/15/25	2,000	2,608,560
Series B, 5.25%, 6/15/36	2,585	2,908,513
		24,052,782
New York — 1.4%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,130,010
New York HFA, RB, Affordable Housing, Series B, 5.30%, 11/01/37	3,350	3,465,341
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	2,000	2,358,700
		6,954,051

Municipal Bonds	Par (000)	Value
Ohio — 0.5%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	$725	$883,717
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	1,400	1,494,136
		2,377,853
Pennsylvania — 2.0%
Pennsylvania HFA, Refunding RB, S/F, Series 99A, AMT, 5.25%, 10/01/32	2,000	2,059,840
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor License Fund:
6.00%, 12/01/36	775	938,796
5.50%, 12/01/41	6,000	6,909,660
		9,908,296
Puerto Rico — 4.0%
Puerto Rico Sales Tax Financing Corp., RB:
First Sub-Series A, 6.38%, 8/01/39	4,700	5,486,733
First Sub-Series A, 6.00%, 8/01/42	5,000	5,656,300
First Sub-Series C, 5.50%, 8/01/40	1,630	1,797,303
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.71%, 8/01/41 (b)	28,000	5,585,160
First Sub-Series C, 6.00%, 8/01/39	1,050	1,203,321
		19,728,817
South Carolina — 0.6%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	320	372,531
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	2,500	2,752,975
		3,125,506
Tennessee — 0.8%
Memphis Center City Revenue Finance Corp., RB, Subordinate, Pyramid & Pinch District, Series B (AGM), 5.25%, 11/01/30	3,520	4,000,022
Texas — 9.9%
Bell County Health Facility Development Corp. Texas, RB, Lutheran General Health Care System, 6.50%, 7/01/19 (e)	1,000	1,268,410

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2012	4

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	$2,850	$3,434,877
Comal ISD, GO, School Building (PSF- GTD), 5.00%, 2/01/36	2,500	2,768,350
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC):
5.88%, 11/01/17	1,125	1,129,129
5.88%, 11/01/18	1,315	1,319,826
5.88%, 11/01/19	1,465	1,469,732
Lone Star College System, GO, 5.00%, 8/15/33	4,800	5,420,832
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,300	2,574,091
North Texas Tollway Authority, Refunding RB, First Tier:
Series A, 6.00%, 1/01/28	3,380	3,946,961
System (NPFGC), 5.75%, 1/01/40	12,300	13,342,794
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC):
5.75%, 8/15/38	7,200	7,334,136
5.00%, 8/15/42	5,045	5,049,137
		49,058,275
Utah — 3.4%
City of Salt Lake City Utah, Refunding RB, IHC Hospitals Inc. (NPFGC), 6.30%, 2/15/15 (e)	15,000	16,667,700
Vermont — 0.0%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38 (d)	70	73,269
Washington — 1.0%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	2,000	2,182,120
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	1,525	1,619,352
5.25%, 10/01/39	850	920,278
		4,721,750
Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,850	2,007,454

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, 5.25%, 4/01/39	$2,000	$2,128,680
		4,136,134
Total Municipal Bonds – 106.1%		525,924,412

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Arizona — 2.3%
Phoenix Civic Improvement Corp., RB, Subordinate, Civic Plaza Expansion Project, Series A, 5.00%, 7/01/37	8,000	8,317,680
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	2,750	3,011,718
		11,329,398
California — 5.4%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	7,000	7,969,500
Los Angeles Community College District California, GO, Series A:
Election of 2001 (AGM), 5.00%, 8/01/32	6,120	6,694,117
Election of 2008, 6.00%, 8/01/33	2,639	3,172,875
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	2,749	2,829,423
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	509	583,748
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	5,170	5,592,647
		26,842,310
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Series A, 5.50%, 7/01/34	1,220	1,350,094
District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,320	1,595,906
Florida — 11.1%
City of Tallahassee Florida, Energy System, RB (NPFGC):
5.00%, 10/01/32	2,700	2,904,984
5.00%, 10/01/37	6,000	6,417,300
County of Miami-Dade Florida, RB, Water & Sewer System (AGM), 5.00%, 10/01/39	8,728	9,501,618

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2012	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Florida (concluded)
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	$6,300	$7,796,250
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	2,399	2,614,548
Highlands County Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	5,990	6,299,683
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	4,310	4,882,756
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/27	11,350	12,666,827
Orange County School Board, COP, Series A (NPFGC), 5.00%, 8/01/30	2,000	2,125,620
		55,209,586
Georgia — 2.1%
Augusta-Richmond County Georgia, RB, Water & Sewer (AGM), 5.25%, 10/01/34	5,000	5,427,950
City of Atlanta Georgia, RB, General, Subordinate Lien, Series C (AGM), 5.00%, 1/01/33	5,000	5,206,400
		10,634,350
Hawaii — 1.3%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/33	6,000	6,253,320
Illinois — 5.2%
City of Chicago Illinois, RB, Sales Tax Revenue, Series A, 5.00%, 1/01/41	1,140	1,262,048
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	14,429	15,672,318
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,000	2,201,593
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	6,198	6,863,363
		25,999,322
Massachusetts — 3.7%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	16,500	18,422,157
Nevada — 1.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	5,007	5,784,175
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	2,429	2,882,900
		8,667,075

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New York — 6.6%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	$2,007	$2,285,553
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	3,509	4,100,518
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,545	1,822,096
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	10,000	10,932,100
Port Authority of New York & New Jersey, RB, Consolidated, Series 169, 5.00%, 10/15/34	10,830	11,766,037
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	1,500	1,711,770
		32,618,074
North Carolina — 0.5%
North Carolina HFA, RB, Series 31-A, AMT, 5.25%, 7/01/38	2,359	2,411,321
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	780	862,961
South Carolina — 1.1%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	4,695	5,338,309
South Dakota — 0.8%
South Dakota HDA, RB, Homeownership Mortgage, Series K, 5.05%, 5/01/36	4,000	4,033,640
Texas — 2.9%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	5,900	6,954,655
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	4,750	5,342,420
North East ISD Texas, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37	2,000	2,212,100
		14,509,175
Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	450	503,123
Washington — 0.6%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	2,504	2,776,939

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2012	6

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 46.2%		$229,357,060
Total Long-Term Investments (Cost – $694,434,602) – 152.3%		755,281,472

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	17,408,812	$17,408,812
Total Short-Term Securities (Cost – $17,408,812) – 3.5%		17,408,812
Total Investments (Cost - $711,843,414*) 155.8%		772,690,284
Other Assets Less Liabilities – 1.6%		8,043,497
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (21.8)%		(108,202,190)
VRDP Shares, at Redemption Value – (35.6)%		(176,600,000)
Net Assets Applicable to Common Shareholders–100.0%		$495,931,591

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$603,814,527
Gross unrealized appreciation	$61,826,480
Gross unrealized depreciation	(1,106,151)
Net unrealized appreciation	$60,720,329

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Security is collateralized by Municipal or US Treasury obligations.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at January 31, 2012	Income
FFI Institutional Tax-Exempt Fund	4,098,484	13,310,328	17,408,812	$1,708

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GAN	Grant Anticipation Notes
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Radian	Radian Financial Guaranty
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

•	Financial futures contracts sold as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
60	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$7,935,000	$(105,114)

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2012	7

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund, Inc. (MQY)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$755,281,472	—	$755,281,472
Short-Term Securities	$17,408,812	—	—	17,408,812
Total	$17,408,812	$755,281,472	—	$772,690,284

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]

Liabilities:
Interest rate contracts	$(105,114)	—	—	$(105,114)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2012	8

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: March 23, 2012